CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $)	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Revenues
Total revenues	$ 16,120,797		$ 15,658,704		$ 19,942,266
Cost of revenues (excluding depreciation and amortization separately disclosed below)
Total cost of revenues	10,413,064		9,951,884		10,774,121
Operating expenses
Sales and marketing	3,896,073		3,266,790		5,341,678
Product development	2,287,488		2,920,824		3,136,778
Depreciation and amortization	3,060,269		3,664,376		3,499,769
General and administrative	7,239,847		7,615,588		7,935,447
Goodwill Impairment (See Note 7)	0		2,000,000		0
Long-lived assets impairment (See Note 5 and 8)	1,590,371		0		0
Foreign exchange loss (gain), net	(26,003)		103,744		91,926
Total operating expenses	18,048,045		19,571,322		20,005,598
Operating loss	(12,340,312)		(13,864,502)		(10,837,453)
Other income (expense), net
Interest income	1,334,610		1,952,345		2,584,432
Interest income on income tax refunds	613,698		44,529		34,400
Promissory note impairment (See Note 9)	0		(1,100,000)		0
Gain on sale of investment (See Note 6)	2,740,940		0		0
Gain on sale of equity method investee	0		1,292,168		749,897
Miscellaneous income	26,884		125,679		72,769
Total other income, net	4,716,132		2,314,721		3,441,498
Loss before income taxes and equity in net loss of equity method investees	(7,624,180)		(11,549,781)		(7,395,955)
Income tax benefit (expense)	152,774		33,248		(65,555)
Equity in net earnings (loss) of equity method investees	0	[1]	84,310	[1],[2]	(215,735)	[1]
Net loss	(7,471,406)		(11,432,223)		(7,677,245)
(Loss) earnings per share - basic (in dollars per share)	$ (0.542)		$ (0.828)		$ (0.558)
(Loss) earnings per share - diluted (in dollars per share)	$ (0.542)		$ (0.828)		$ (0.558)
Weighted average number of equity shares - basic (in shares)	13,795,178		13,795,178		13,758,635
Weighted average number of equity shares - diluted (in shares)	13,795,178		13,795,178		13,758,635
Other comprehensive income (loss)
Foreign currency translation adjustment and total other comprehensive income (loss)	(2,857,261)		(2,254,312)		(5,841,093)
Comprehensive loss attributable to shareholders	(10,328,667)		(13,686,535)		(13,518,338)
India Online Business [Member]
Revenues
Service Revenue	13,368,042		12,527,464		16,223,222
Cost of revenues (excluding depreciation and amortization separately disclosed below)
Cost of service revenue	8,330,948		7,470,935		8,241,612
Us Publishing Business [Member]
Revenues
Service Revenue	2,752,755		3,131,240		3,719,044
Cost of revenues (excluding depreciation and amortization separately disclosed below)
Cost of service revenue	$ 2,082,116		$ 2,480,949		$ 2,532,509
American Depositary Shares [Member]
Other income (expense), net
(Loss) earnings per share - basic (in dollars per share)	$ (0.271)		$ (0.414)		$ (0.279)
(Loss) earnings per share - diluted (in dollars per share)	$ (0.271)		$ (0.414)		$ (0.279)

[1]	Company's share of profit (loss) of the equity method investee has been determined after giving effect to the subsequent amortization on account of fair value adjustments made for the identifiable intangible assets of the equity method investees as at the date of acquisition.
[2]	Information provided for the period ended October 8, 2012, relates to Imere Technology Private Limited which was sold as on same date.